UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09461

        Nuveen North Carolina Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 27.4% (18.1% of Total Investments)
$ 2,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/11 at 100.00	AA+	$2,085,500
	2001A, 5.125%, 10/01/26
500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, High Point University,	9/11 at 101.00	Baa2	520,020
	Series 2001, 5.125%, 9/01/18
2,450	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	2,654,281
	4/01/17 – AMBAC Insured
250	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	AAA	261,065
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/37 – FGIC Insured
1,750	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%,	6/11 at 100.00	AA+	1,827,228
	12/01/25
1,845	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	1,967,194
	12/01/11

8,795	Total Education and Civic Organizations			9,315,288

	Health Care – 21.9% (14.5% of Total Investments)
100	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA	102,972
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45
1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA	1,046,250
	Health System, Series 2001, 5.250%, 10/01/31
1,110	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,169,174
	Medical Center, Series 2002A, 5.250%, 1/01/15
2,500	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	5/07 at 100.00	AA–	2,515,375
	1996, 5.250%, 5/01/26
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	1,566,975
	Center, Series 2002, 5.250%, 6/01/22
300	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	313,599
	2005, 5.000%, 1/01/33 – FGIC Insured
300	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	312,951
	5.000%, 11/01/24
150	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	153,529
	5.000%, 1/01/36
255	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AAA	267,661
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured

7,215	Total Health Care			7,448,486

	Housing/Multifamily – 6.8% (4.5% of Total Investments)
2,230	Durham Housing Authority, North Carolina, FNMA Guaranteed Multifamily Housing Revenue Bonds,	6/11 at 100.00	AAA	2,295,740
	Naples Terrace Apartments, Series 2001A, 5.700%, 6/01/33 (Alternative Minimum Tax)

	Housing/Single Family – 5.2% (3.4% of Total Investments)
440	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	Aaa	449,592
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
965	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	988,739
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	330,000
	7/01/37 (WI/DD, Settling 9/26/06) (Alternative Minimum Tax)

1,735	Total Housing/Single Family			1,768,331

	Industrials – 1.4% (1.0% of Total Investments)
500	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	498,350
	Management Inc., Series 2001, 3.750%, 8/01/14 (Mandatory put 8/01/07) (Alternative Minimum Tax)

	Long-Term Care – 2.2% (1.5% of Total Investments)
300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	306,267
	Homes, Series 2006B, 5.200%, 10/01/21
200	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	205,628
	Homes, Series 2006, 5.400%, 10/01/27
250	North Carolina Medical Care Commission, Revenue Bonds, United Church Homes and Services,	9/15 at 100.00	N/R	256,583
	Series 2005A, 5.250%, 9/01/21

750	Total Long-Term Care			768,478

	Materials – 3.9% (2.6% of Total Investments)
750	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	4/07 at 102.00	BBB	771,533
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 1997A, 6.150%, 4/01/21 (Alternative Minimum Tax)
515	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	543,964
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

1,265	Total Materials			1,315,497

	Tax Obligation/General – 6.3% (4.2% of Total Investments)
	North Carolina, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,073,830
1,000	5.000%, 3/01/22	3/14 at 100.00	AAA	1,064,580

2,000	Total Tax Obligation/General			2,138,410

	Tax Obligation/Limited – 24.3% (16.1% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/15	2/13 at 100.00	AA–	1,430,628
1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,497,846
	Series 2003G, 5.375%, 6/01/26
1,870	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/15 –	12/12 at 100.00	AAA	2,019,581
	AMBAC Insured
1,250	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	AAA	1,345,825
	AMBAC Insured
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,456,623
470	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project, Series	6/14 at 100.00	AA+	495,103
	2004B, 5.000%, 6/01/20

7,710	Total Tax Obligation/Limited			8,245,606

	Transportation – 6.2% (4.1% of Total Investments)
450	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	479,907
	7/01/20 – XLCA Insured
1,530	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	1,633,964
	11/01/18 – FGIC Insured

1,980	Total Transportation			2,113,871

	U.S. Guaranteed – 3.1% (2.1% of Total Investments) (4)
1,000	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	1,071,090
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured

	Utilities – 22.3% (14.7% of Total Investments)
	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001:
1,000	5.250%, 9/01/20 – FSA Insured	9/11 at 101.00	AAA	1,071,480
500	5.250%, 9/01/21 – FSA Insured	9/11 at 101.00	AAA	533,110
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	546,015
	5.250%, 1/01/20 – AMBAC Insured
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/07 at 100.00	AAA	2,503,500
	1993B, 5.500%, 1/01/17 – FGIC Insured
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	1,055,600
	1999B, 5.650%, 1/01/16
250	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	266,998
	FGIC Insured
1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,590,150
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

7,250	Total Utilities			7,566,853

	Water and Sewer – 20.0% (13.2% of Total Investments)
2,250	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%,	6/11 at 101.00	AAA	2,372,828
	6/01/26
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2001A:
500	5.125%, 6/01/20	6/11 at 101.00	AA+	531,285
500	5.125%, 6/01/21	6/11 at 101.00	AA+	531,285
500	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A, 5.000%,	6/15 at 100.00	AA+	528,440
	6/01/25
400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AAA	421,092
	6/01/23 – XLCA Insured
2,275	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,404,445
	6/01/17

6,425	Total Water and Sewer			6,789,375

$ 48,855	Total Investments (cost $49,430,724) – 151.0%			51,335,375

	Other Assets Less Liabilities – (1.0)%			(344,986)

	Preferred Shares, at Liquidation Value – (50.0)%			(17,000,000)

	Net Assets Applicable to Common Shares – 100%			$33,990,389

Forward Swaps outstanding at August 31, 2006:
				Fixed Rate	Floating Rate			Unrealized
	Notional	Rate Paid	Rate Received	Payment	Payment	Effective	Termination	Appreciation
Counterparty	Amount	by the Fund (5)	by the Fund (5)	Frequency	Frequency	Date (6)	Date	(Depreciation)

Goldman Sachs	$2,700,000	5.682%	3 Month USD-LIBOR	Semi-Annually	Quarterly	7/10/07	7/10/12	$(58,954)
Goldman Sachs	800,000	3 Month USD-LIBOR	5.803%	Semi-Annually	Quarterly	7/10/07	7/10/37	43,721

								$(15,233)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates)

Futures Contracts outstanding at August 31, 2006:
						Unrealized
	Contract	Number of	Contract	Original	Value at	Appreciation
Type	Position	Contracts	Expiration	Value	August 31, 2006	(Depreciation)

U.S. 10-Year Treasury Notes	Long	10	12/06	$1,068,389	$1,073,750	$5,361

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Represents the annualized rate paid or received by the Fund.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $49,434,066.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$1,910,697
Depreciation	(9,388)

Net unrealized appreciation (depreciation) of investments	$1,901,309

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.